UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     January 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $102,507 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AQUILA INC                     COM              03840P102    16685  3550100 SH       SOLE                  2375900  1174200        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     5272   200000 SH       SOLE                   133750    66250        0
BASIC ENERGY SVCS INC NEW      COM              06985P100     1310    53144 SH       SOLE                    28984    24160        0
BLOCKBUSTER INC                CL A             093679108     2000   378100 SH  PUT  SOLE                   253000   125100        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1145    40200 SH  PUT  SOLE                    27700    12500        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2848   100000 SH       SOLE                    70000    30000        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     8492  2775000 SH       SOLE                  1857500   917500        0
CHARTER COMMUNICATIONS INC D   NOTE 5.875%11/1  16117MAE7      498   350000 PRN      SOLE                        0   350000        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     6293  6000000 PRN      SOLE                  4200000  1800000        0
LINCARE HLDGS INC              COM              532791100    11785   295800 SH  PUT  SOLE                   197700    98100        0
LIZ CLAIBORNE INC              COM              539320101     1199    27600 SH  PUT  SOLE                    18500     9100        0
MILACRON INC                   COM              598709103      144   180000 SH       SOLE                   180000        0        0
MOTOROLA INC                   COM              620076109     1028    50000 SH       SOLE                    37500    12500        0
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8     9675 10000000 PRN      SOLE                  6650000  3350000        0
PORTLAND GEN ELEC CO           COM NEW          736508847    17658   648000 SH       SOLE                   453600   194400        0
RURAL CELLULAR CORP            CL A             781904107     4972   378400 SH       SOLE                   253050   125350        0
TRIAD HOSPITALS INC            COM              89579K109    11503   275000 SH       SOLE                   182750    92250        0